CORE  FIXED  INCOME  Series


GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND



                               [GRAPHIC  OMITED]



                               [GRAPHIC  OMITED]



WWW.GARTMOREFUNDS.COM

PROSPECTUS
March  1,  2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.





TABLE OF CONTENTS
FUND SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . .           3
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND . . . . . . . . . . . . . . . . . . . . . .           6
Principal Investments and Techniques
Temporary Investments

MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . .         . 8
Investment Adviser
Portfolio Managers

BUYING AND SELLING FUND SHARES. . . . . . . . . . . . . . . . .           9
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . .          17
Distributions of Income and Capital Gains
Tax Status for Retirement Plans and Other Tax-Deferred Accounts

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . . .          18

ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . .  BACK COVER

FUND  SUMMARY

This prospectus provides information about the Gartmore Morley Capital Accumulation Fund (the "Fund") offered by Gartmore Mutual Funds (the "Trust"). The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page
6. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The Fund has four different share classes-Class A, Service Class, Institutional Class and IRA Class. The fees and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund.

The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class is right for you, see "Buying and Selling Fund Shares-Choosing a Share Class" beginning on page 9.

FUND  SUMMARY

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks to provide a high level of current income while preserving capital and maintaining a stable net asset value per share.

To achieve its objective, under normal conditions, the Fund invests primarily in securities issued by the U.S. Government and its agencies, as well as investment-grade debt securities issued by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis. The Fund has entered into book value maintenance agreements ("wrap contracts") with one or more financial institutions ("wrap providers") for the purpose of maintaining the Fund's assets at a stable net asset value. The Fund cannot guarantee that the combination of securities and wrap contracts will provide a stable net asset value or current income. The Fund is managed so that the duration of its securities will be between 2.0 and 3.5 years. The use of wrap contracts is intended to effectively reduce the overall duration of the Fund to zero.

When selecting securities for the Fund, the Fund's portfolio managers consider expected changes in interest rates and in the price relationships among various types of securities. They attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objective of the Fund.
The Fund's portfolio managers expect that careful selection of securities and the use of wrap contracts will enable the Fund to meet its investment objective of a stable net asset value per share, although there can be no guarantee that the Fund will meet its objective.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

DURATION a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

INVESTMENT-GRADE DEBT SECURITIES include corporate bonds and other debt securities that have been rated within the four highest rating categories by a nationally recognized rating organization (rating agency) such as Standard & Poor's Corporation or Moody's Investor Services, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their debt investments.

PRINCIPAL  RISKS

Because the value of the securities held by the Fund will fluctuate, there is the risk that a shareholder will lose money if the Fund cannot enter into wrap contracts covering all its assets, if there is fluctuation in assets not covered by the wrap contract or if the value of the Fund's wrap contracts otherwise becomes impaired.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. Although the wrap providers do not assume the credit risk associated with the issuer of a debt security held by the Fund, the Fund seeks to limit this risk somewhat by investing a large portion of the Fund's assets in high-grade debt securities.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association ("GNMA") passthrough certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INTEREST RATE RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund's use of wrap contracts is intended to eliminate the direct impact of interest rate risk on the Fund's net asset value by offsetting any fluctuation in the value of securities held by the Fund caused by changes in interest rates. However, there can be no assurance that the Fund's use of wrap 3

FUND  SUMMARY

contracts will be effective, and changes in interest rates may still impact the current yield of the Fund.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at a slower than expected rate thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes and more volatile in price. Extension risk is the risk that anticipated payments on principal may not occur when expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund. Under normal conditions, the Fund's use of wrap contracts is expected to offset the effects of extension risk on the Fund's net asset value. However, there can be no assurance that the Fund's use of wrap contracts will be effective to eliminate this risk. In addition, prepayments may affect the current yield of the Fund.

RISK OF USING WRAP CONTRACTS. The Fund is subject to risks associated with its use of wrap contracts and their providers. The Fund may be unable to cover all of its securities with wrap contracts. In addition, the credit standing of certain wrap contract providers may deteriorate over time, impairing the value of their contracts, and the Fund may be unable to renegotiate, replace, or provide for successor contracts in a timely or economical manner. If either or both of these events were to occur, the duration of the Fund could be affected, and the net asset value of the Fund could be subject to fluctuation.

The Fund may not be able to maintain a stable net asset value if any governmental or self-regulatory authority determines that it is not appropriate to continue to value wrap contracts as the difference between the market value of the Fund's covered assets and their book value. The Securities and Exchange Commission ("SEC") has inquired into the valuation methodology utilized for the wrap agreements by the Fund and other stable value funds in the industry. As of the date of the prospectus, the SEC has rendered no definitive conclusions regarding the valuation of the wrap contracts. Therefore, these contracts continue to be valued under the procedures approved by the Board of Trustees. If, however, the SEC determines that the valuation methodology currently utilized is no longer an acceptable practice, the fair value of the wrap contracts would be different and there may be an increase or decrease in the Fund's net asset value.

For more detailed information about the Fund's investments and risks, see "More About the Fund" beginning on page 6.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL  RETURNS-SERVICE  CLASS  SHARES*  (YEARS  ENDED  DECEMBER  31)

2000     5.65%
2001     5.47%
2002     4.19%
2003     2.88%

Best  Quarter:     1.46%     4th  qtr.  of 2000
Worst Quarter:     0.63%     4th  qtr.  of  2003

---------
*    These  annual  returns  do  not  reflect  the  effect  of  taxes.



                                                                   Since
Average annual returns(1) - as of December 31, 2003   1 year   Inception (2)
----------------------------------------------------------------------------
Class A shares - Before Taxes(3) . . . . . . . . . .   -0.21%          3.95%

Service Class shares - Before Taxes. . . . . . . . .    2.90%          4.61%

IRA Class shares - Before Taxes. . . . . . . . . . .    2.84%          4.59%

Institutional Class shares - Before Taxes. . . . . .    3.27%          5.02%

Lipper Money Market Fund Index(4). . . . . . . . . .    0.62%          3.24%

---------
1 These returns reflect performance after expenses are deducted. Please call 1-800-898-0920 for the Fund's current 30-day yield.
2    The  Fund  commenced  operations  on  February  1,  1999.


4

FUND  SUMMARY

3 These returns until the creation of Class A shares (7/16/03) include the performance of the Fund's IRA Class shares. Excluding the effects of any fee waivers or reimbursements, such performance is substantially similar to what Class A shares would have produced because Class A shares invest in the same portfolio of securities as the IRA Class shares and have the same expenses after any fee waivers or reimbursements. For Class A returns, these returns have been restated for the applicable sales charges.
4 The Lipper Money Market Fund Index generally reflects the return on selected money market mutual funds maintaining a constant price per share.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.



                                       Class    Service   Institutional     IRA
Shareholder Fees(1)                      A       Class        Class        Class
(paid directly from your investment)   shares    shares       shares      shares
--------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed upon
purchases (as a
percentage of
offering price). . . . . . . . . . .  3.00%(2)  None      None            None
--------------------------------------------------------------------------------
Maximum Deferred
Sales Charge
(Load) imposed
on redemptions
(as a percentage of
original purchase
price or sale proceeds,
as applicable) . . . . . . . . . . .  None(3)   None      None            None
--------------------------------------------------------------------------------
Redemption Fee
(as a percentage
of the amount
redeemed)(4) . . . . . . . . . . . .     2.00%     2.00%           2.00%    2.00%
--------------------------------------------------------------------------------

                                      Class     Service   Institutional   IRA
Annual Fund Operating Expenses . . .  A         Class     Class           Class
(deducted from fund assets). . . . .  shares    shares    shares          shares
--------------------------------------------------------------------------------
Management Fees(5) . . . . . . . . .     0.25%     0.25%           0.25%    0.25%
--------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees . . . . . . . .     0.25%     0.25%  None              0.25%
--------------------------------------------------------------------------------
Other Expenses . . . . . . . . . . .     0.45%     0.45%           0.35%    0.51%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(6). . . . . . . .     0.95%     0.95%           0.60%    1.01%
--------------------------------------------------------------------------------



---------
1 If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying and Selling Funds Shares" below.
3 A contingent deferred sales charge ("CDSC") of up to 0.35% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying and Selling Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A shares" on page 13, and "Buying and Selling Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" on page 13.
4 You will be charged a redemption fee equal to 2% of the amount you redeem if the Fund Protection Trigger ("Trigger") is active the day your redemption order is received by the Fund. See "Selling Shares-Redemption Fees" beginning on page 13 to determine when the Trigger is considered to be active.
5 Gartmore Morley Capital Management ("GMCM") is currently waiving 0.10% of its management fee. It may discontinue doing so to the extent possible under by the Fund's expense limitation agreement as described below.
6 GMCM and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, expenses related to wrap contracts, short sale dividend expenses, Rule 12b-1 fees and administrative services fees) from exceeding 0.55% for all classes of shares at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses" could increase to 1.10% for Class A, Service Class and IRA Class shares of the Fund before GMCM would be required to limit the Fund's expenses.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. No redemption fee is included because it is anticipated that the Trigger will not generally be active. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                            1 year   3 years   5 years   10 years
-------------------------------------------------------------------
Class A shares*. . . . . .  $   394  $    594  $    810  $   1,431
-------------------------------------------------------------------
Service Class shares . . .  $    97  $    303  $    525  $   1,166
-------------------------------------------------------------------
Institutional Class shares  $    61  $    192  $    335  $     750
-------------------------------------------------------------------
IRA Class shares . . . . .  $   103  $    322  $    558  $   1,236



---------
*    Assumes  a  CDSC  will  not  apply.


5

MORE  ABOUT  THE  FUND

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Fund may use the following investments and techniques in an effort to increase its returns, protect its assets or diversify its investments. The techniques are subject to certain risks. For additional information about the Fund's investment strategies and techniques, see the Statement of Additional Information ("SAI"). For information on how to obtain a copy of the SAI, see the back cover.

U.S. GOVERNMENT SECURITIES. These securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies. These agencies and securities include:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government.
-    The  Federal  Home  Loan  Banks.
-    The  Federal  National  Mortgage  Association  ("FNMA").
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC").
-    The  Federal  Farm  Credit  Banks.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these securities. With respect to credit risk, securities issued by some government agencies, authorities or instrumentalities, are neither issued nor guaranteed by the U.S. government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk

INVESTMENT-GRADE BONDS. Investment-grade bonds include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, it may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

MEDIUM-GRADE OBLIGATIONS. Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by GMCM to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

MORTGAGE-BACKED  AND  ASSET-BACKED  SECURITIES.  U.S.

Government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. Government or one of its agencies.

Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations ("CMOs") are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by the U.S. Government or its agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk and to credit risk. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest rate market would reduce the Fund's income, and the Fund may lose principal as a result of faster than anticipated prepayment of securities purchased at a premium.

Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are also subject to interest rate, credit, prepayment and extension risks like mortgage-backed securities.

FLOATING- AND VARIABLE-RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon the underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their stated maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that they will be repaid prior to their stated maturity and that the repaid principal will be reinvested in a lower interest rate market, reducing the Fund's income. The Fund will only purchase floating-and variable-rate securities of the same quality as the securities it would otherwise purchase.

WRAP CONTRACTS. Wrap contracts cover certain assets of the Fund and are intended to reduce or eliminate the volatility of the Fund's net asset value caused by changes in interest rates. A wrap contract is an agreement between the Fund and a financial institution, typically a bank or insurance company (a wrap provider), to maintain certain Fund assets at


6


MORE  ABOUT  THE  FUND

their amortized cost plus accrued interest. Under normal circumstances, the value of a wrap contract is the difference between the aggregate book value and the current market value of covered assets. A wrap contract therefore gains value when the market price of covered assets declines, and decreases in value when the market price of the covered assets increases. The Fund expects to pay an annual premium of between 0.10% and 0.23% on the book value of assets in the Fund that are covered by wrap contracts.

The Fund's return is based on the "crediting rate," which is the rate of return on the portion of the Fund covered by wrap contracts. Although the crediting rate will generally reflect movements in prevailing interest rates, it may be more or less than the prevailing interest rate or the actual income earned on the Fund's covered assets. Therefore, a shareholder may realize more or less than the actual investment return on the assets covered by the wrap contracts.

Wrap contracts are considered illiquid assets of the Fund. In addition to liquidity risk, wrap contracts are subject to the credit risk of the wrap provider, and also to the risk that the Fund may be unable to replace a wrap contract that is maturing or subject to termination. Although wrap contracts are designed to reduce the volatility of the Fund's net asset value, they may not always be able to do so and the net asset value of the Fund may fluctuate.

DURATION. Duration is a calculation that seeks to measure the price sensitivity of a bond or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years - the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

TEMPORARY  INVESTMENTS

Generally  the  Fund  will  be  fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if GMCM believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

7


MANAGEMENT

INVESTMENT  ADVISER

Gartmore Morley Capital Management, Inc. (formerly, Morley Capital Management, Inc.) ("GMCM"), 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. GMCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. It focuses its investment management business on providing stable value fixed income management services to tax-qualified retirement plans, mutual funds, collective investment trusts and separate investment accounts. GMCM is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc. ("GMFS"). GMFS, an Oregon corporation, is a wholly owned subsidiary of Gartmore Global Investments, Inc. As of January 30, 2004, GMCM and its U.S. affiliates had approximately $38.2 billion in assets under management, of which $11.9 billion was managed by GMCM.

The Fund pays GMCM an annual management fee which is based on the Fund's average daily net assets. The total fee paid by the Fund for the fiscal period ended October 31, 2003, expressed as a percentage of the Fund's average daily net assets, was 0.25%.

PORTFOLIO  MANAGERS

A team of portfolio managers from GMCM is responsible for the day-to-day management of the Fund.


8


BUYING  AND  SELLING  FUND  SHARES

CHOOSING  A  SHARE  CLASS
As noted in the Fund Summary, the Fund offers different share classes. Each class of shares is available to a limited group of investors as described below.

The  following  sales  charges  will  generally  apply:

Front-end  sales  charges  when  you  purchase:

-    Class  A  Shares

No  Sales  Charges  on  Institutional  Class, Service Class or IRA class shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Service Class and IRA Class shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Service Class and IRA Class shares may also pay administrative services fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of Class A shares.

WHO  CAN  BUY  CLASS  A  SHARES

Class A shares are offered by broker-dealers or other financial intermediaries which have agreements with the Distributor to sell the Class A shares, subject to a front-end sales charge, to investors who wish to purchase the Fund's shares through an individual retirement account (as defined in Sections 408 and 408A of the Code), including a traditional IRA, SEP-IRA, ROTH IRA, Coverdale IRA, and a KEOGH plan.

WHO  CAN  BUY  IRA  CLASS  SHARES

IRA shares are offered to investors who wish to purchase the Fund's shares through an individual retirement account (as defined in Sections 408 and 408A of the Code), including a traditional IRA, SEP-IRA, ROTH IRA, Coverdale IRA, and a KEOGH plan and are eligible to purchase shares without a sales charge. Such persons include:

-    Any  person  purchasing  directly  from  the  Distributor.
- Any person purchasing through an account with an unaffiliated brokerage firm, trust company or other similar entity that has an agreement with the Distributor to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
- Trustees and retired Trustees of the Trust (including its predecessor Trusts), Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc.
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GSA and their affiliates.
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., West Virginia Farm Bureau, Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

Existing IRA Class shareholders can continue to purchase IRA Class shares, regardless of whether they are otherwise eligible to do so.

WHO  CAN  BUY  SERVICE  CLASS  OR  INSTITUTIONAL  CLASS  SHARES

In order to purchase Service Class or Institutional Class shares, a shareholder must be one of the following:
- employee benefit plans qualified under Section 401(a) of the Internal Revenue Code (the "Code").
-    governmental  plans  as  defined  in  Section  414(d)  of  the  Code
-    eligible deferred compensation plans as defined in Section 457 of the Code.
-    employee  benefit  plans  qualifying  under  Section  403(b)  of  the Code.
- bank maintained collective investment funds that exclusively hold assets of U.S. employee benefit plans qualified under Section 401(a) of the Code and are tax exempt under Section 501(a) of the Code.
-    other  plans  eligible  to  invest  in  bank-maintained  collective  funds.

Existing IRA Class shareholders must purchase shares through the same account an in the same capacity.

9


BUYING  AND  SELLING  FUND  SHARES

Service Class shares can also be purchased by life insurance company separate accounts to fund the benefits of variable insurance contracts.

In addition, Institutional Class shares are only available for purchase if the institutional investor or any third party associated with such investor does not receive or require any compensation in the form of administrative service or Rule 12b-1 fees.

Qualified (or other retirement) plan-or contract-directed-purchases, exchanges and redemptions are handled in accordance with terms of the retirement plans or variable insurance contracts, subject to Fund restrictions contained herein. Since the retirement plans or variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, beneficial owners of the Service Class or Institutional Class shares should contract their designated financial intermediary directly for details concerning transactions.

To be eligible to purchase shares of the Fund, the plan or other institution must restrict individual participants from transferring assets from the Fund to another fixed income investment option which has a targeted average duration of three years or less or which seeks to maintain a stable value (a "Competing Fund"). Alternatively, if a Competing Fund is an option for participant transfers, participants must be required to transfer assets to an investment option which is not a Competing Fund for a period of at least 90 days before the assets can be transferred into a Competing Fund.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of one share of the Fund is its "net asset value" ("NAV") next determined after the order is received (plus any sales charges for Class A shares). No sales charge is imposed on the purchase of Service Class, IRA Class or Institutional Class shares. A separate NAV is calculated for each class of shares of the Fund. Generally, NAV is based on the market value of the securities and other assets owned by the Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by the Fund allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Fund  does  not  calculate  NAV  on  the  following  days:

-    New  Year's  Day
-    Martin  Luther  King,  Jr.  Day
-    Presidents'  Day
-    Good  Friday
-    Memorial  Day
-    Independence  Day
-    Labor  Day
-    Thanksgiving  Day
-    Christmas  Day
-    Other  days  when  the  New  York  Stock  Exchange  is  not  open.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may also be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund.




MINIMUM INVESTMENTS-SERVICE CLASS
SHARES
To open an account . . . . . . . . . .  $25,000
-----------------------------------------------
Additional investments . . . . . . .    .  None
-----------------------------------------------
MINIMUM INVESTMENTS-INSTITUTIONAL
CLASS SHARES

To open an account . . . . . . . . . .  $25,000
-----------------------------------------------
Additional investments . . . . . . . .     None
-----------------------------------------------
MINIMUM INVESTMENTS-CLASS A &
IRA CLASS SHARES

To open an account
(including an Automatic
Asset Accumulation Plan) . . . . . . .  $ 1,000
-----------------------------------------------
Additional investments . . . . . . . .  $   100
-----------------------------------------------
Additional Automatic Asset
Accumulation Plan Transaction. . . . .  $    50
-----------------------------------------------
If you purchase shares through an
account at another intermediary, dif-
ferent minimum account require-
ments may apply. These minimum
investment requirements do not
apply to certain retirement plans or
omnibus accounts. The Distributor
reserves the right to waive the mini-
mum investment amount under cer-
tain circumstances. Call 1-800-848-
0920 for more information.




10


BUYING  AND  SELLING  FUND  SHARES

FRONT-END  SALES  CHARGES
CLASS  A  SHARES

The charts below show the applicable Class A front-end shares sales charges, which decrease as the amount of your investment increases.



CLASS A SHARES                          Sales Charge            Dealer
Gartmore High Yield Bond Fund              as % of            Commission
                                                   Amount        as % of
                                  Offering        Invested      Offering
Amount of purchase                  Price      (approximately)    Price
------------------------------------------------------------------------
Less than $50,000. . . . . . .         3.00%            3.09%      2.25%
------------------------------------------------------------------------
50,000 to $99,999 . . . . . .          2.75%            2.83%      2.00%
------------------------------------------------------------------------
100,000 to $249,999 . . . . .          2.25%            2.30%      1.75%
------------------------------------------------------------------------
250,000 to $499,999 . . . . .          1.75%            1.78%      1.50%
------------------------------------------------------------------------
500,000 to $999,999 . . . . .          1.50%            1.52%      1.25%
------------------------------------------------------------------------
1 million or more . . . . . .          None             None       None*
------------------------------------------------------------------------

*  Dealer  may  be  eligible  for  a  finder's  fee  as  disclosed  below.

YOU MAY QUALIFY FOR A REDUCED CLASS A SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM
CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A sales charges" and "Waiver of Class A sales charges" below and "Reduction of Class A sales charges" and "Net Asset Value Purchase Privilege" in the SAI for more information.

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds and Gartmore Focus
Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.35% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 24 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 0.35% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may be combined.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

11


BUYING  AND  SELLING  FUND  SHARES

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead

          To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUND'S AGENT OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

Eligible entities wishing to purchase Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of a Fund should contact Customer Service at 1-800-848-0920 for more information.

If you wish to purchase Class A or IRA Class shares, you may purchase the shares using one of the methods below. When buying shares, be sure to specify the class of shares you wish to purchase.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Fund will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmits funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire the funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed how to select a password and perform transactions. You can download a Fund prospectus or receive information on all the funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Fund and the Gartmore Focus Fund) as well as your own personal accounts. You may also perform transactions, such as purchase, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable redemption fee as described below) next determined after the Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or an authorized intermediary of the Fund receives your order. Although the Fund attempts to maintain a stable net asset value, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale. Your order to sell shares can be made in writing or by telephone (if you authorized telephone transactions on your application).

Generally, we will pay you for shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

If you make a request to sell Service Class or Institutional Class shares in an amount exceeding $250,000 or 1% of the net asset value of the Fund, or under extraordinary circumstances, the Fund may elect to honor your


Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee

12


BUYING  AND  SELLING  FUND  SHARES

request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of the Fund. Affiliated persons of the Fund include shareholders who are affiliates of the Fund's investment adviser and shareholders of the Fund owning 5% or more of the outstanding shares of the Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about the Fund's ability to make such a redemption-in-kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A  AND  IRA  CLASS  SHARES

A medallion signature guarantee is required under the following circumstances:
-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank at which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC)  ON  CLASS  A  SHARES

With respect to the CDSC for Class A shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Fund (and therefore pay no initial sales charge) and then redeem all or part of the shares within 24 months after your initial purchase of those shares:


Amount of         $1 million        $4 million     $25 million
Purchase         to $3,999,999    to $24,999,999     or more
---------------------------------------------------------------
Amount of CDSC            0.35%             0.25%         0.15%


The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Fund is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A shares purchased through reinvested dividends and distributions. For more information, see the SAI.

REDEMPTION  FEES

There is no redemption fee if you request a redemption of Fund shares or an exchange of Fund shares into another Gartmore Fund when the Trigger is not active. If you request a redemption or exchange of shares when the Trigger is active, generally a 2% redemption fee will be deducted from your proceeds and retained by the Fund. The Trigger is "active" if the current yield of the Dealer Commercial Paper (90-day) Index (the "Index") (as measured two business days before your request is received by the Fund) exceeds the annualized gross yield of the Fund. The Index is printed daily in The Wall Street Journal. Once activated, the Trigger remains active until the gross yield of the Fund (as measured two business days before your request is received by the Fund) exceeds the yield of the Index plus 0.25%.

Even if the Trigger is "active," your redemption proceeds will not be subject to the 2% redemption fee if, with respect to all classes of shares, your redemption is due to:

- a plan participant's death, disability, retirement, employment termination, loans, hardships or other withdrawals permitted by the terms of your employee benefit plan; or
- an exchange of your shares for an investment in an investment option that is not considered a Competing Fund.


13


BUYING  AND  SELLING  FUND  SHARES

The Fund uses these redemption fees to help minimize the impact that redemptions may have on its performance and to cover a portion of the Fund's related administrative costs. Redemption fees may also discourage market timing by shareholders initiating redemptions to take advantage of short-term movements in interest rates.

For more information about the redemption fee and whether your redemption request may be subject to such fee, call Customer Service at 1-800-848-0920. HOW TO PLACE YOUR SALE ORDER

You can request the sale of your Class A and IRA Class shares in any of the ways described below. Medallion signature guarantees may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee - Class A and IRA Class Shares" on page 13. Eligible entities wishing to sell Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY BANK WIRE. Funds can be wired directly to your account at a commercial bank (a voided check must be attached to your application) unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE ("ACH"). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally as of 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A  AND  IRA  CLASS  SHARES

If the value of your Class A or IRA Class shares falls below $1,000 we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $1,000. Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

The Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, which permits the Class A, Service Class and IRA Class shares of the Fund to compensate the Distributor for expenses associated with distributing and selling its shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, the Class A, IRA Class and Service Class shares of the fund pay the Distributor compensation accrued daily and paid monthly. Each of these classes shares pay an amount, not exceeding on an annual basis, 0.25% (distribution or service fee) of the Class' average daily net assets.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement.


14


BUYING  AND  SELLING  FUND  SHARES


There may be a sales charge for exchanges of Class A shares of certain Gartmore Funds; you may have to pay the difference between the sales charges if a higher sales charge applies to the Gartmore Fund into which you are exchanging. If you exchange your Class A shares of the Fund that are subject to a CDSC into Class A shares of another Gartmore Fund and then redeem those Class A shares within 24 months of the original purchase, the applicable CDSC will be the Fund's CDSC. If you exchange your Class A shares of a Gartmore Fund that are subject to a CDSC into Class A shares of another Gartmore Fund (including the Fund) and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A shares of the Fund. If you exchange Class A shares for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 12 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application.

The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

EXCHANGE  FEES

The following Gartmore Funds (including certain of the Funds) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less

15

BUYING  AND  SELLING  FUND  SHARES

than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

Fund Exchange                             Fee
-----------------------------------------------
Gartmore Emerging Markets Fund. . . . .   2.00%
Gartmore Focus Fund . . . . . . . . . .  .2.00%
Gartmore Global Financial Services Fund   2.00%
Gartmore Global Health Sciences Fund. .   2.00%
Gartmore Global Technology and
Communications Fund . . . . . . . . . .   2.00%
Gartmore Global Utilities Fund. . . . .  .2.00%
Gartmore International Growth Fund. . .   2.00%
Gartmore Long-Short Equity Plus Fund. .   2.00%
Gartmore Nationwide Leaders Fund. . . .   2.00%
Gartmore U.S. Growth Leaders Fund . . .   2.00%
Gartmore Worldwide Leaders Fund . . . .   2.00%
Gartmore Micro Cap Equity Fund. . . . .   1.50%
Gartmore Mid Cap Growth Fund. . . . . .   1.50%
Gartmore Millennium Growth Fund . . . .  .1.50%
Gartmore Small Cap Fund . . . . . . . .   1.50%
Gartmore Value Opportunities Fund . . .  .1.50%



The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

EXCEPTIONS TO THE EXCHANGE FEE. Only certain intermediaries have agreed to collect exchange fees from their customer's accounts. In addition, the exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose an exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or cannot report to the fund sufficient information to impose an exchange fee on their customers' accounts.

To the extent that an exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining fund shareholders bear the expense of such frequent trading.

In  addition,  the  exchange  fee  does  not  apply  to:

-    Shares  exchanged  within  a  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent exchange must have occurred within the 90 day (or 30 day) period the fee is active.
- Shares exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares you exchange into the Gartmore Money Market Fund following the death or disability of a shareholder or exchange within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.


16


DISTRIBUTRIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  AND  CAPITAL  GAINS

The Fund declares dividends of any available income daily and distributes them monthly. If the Fund has net realized capital gains at the end of the fiscal year (meaning the gains from sale of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually and may declare a reverse split of its shares in order to maintain a stable NAV. All income and capital gains distributions will be reinvested in shares of the Fund.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use the Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Fund's shares are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

17

FINANCIAL  HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the life of the Fund or a class. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the periods ended October 31, 2002 and 2003 have been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, is included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.


18

FINANCIAL  HIGHLIGHTS

GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND




                                           INVESTMENT  ACTIVITIES
------------------------------------------------------------------------------------------
                                                                                  NET
                                                                              REALIZED AND
                                        NET                      UNREALIZED      TOTAL
                                   ASSET VALUE,        NET          GAINS         FROM
                                     BEGINNING     INVESTMENT    (LOSSES) ON   INVESTMENT
                                     OF PERIOD    INCOME (LOSS)  INVESTMENTS   ACTIVITIES
------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2003 (d)  $       10.00           0.08            -          0.08

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 1999 (e)  $       10.00           0.38            -          0.38
Year Ended October 31, 2000 . . .  $       10.00           0.57         0.01          0.58
Year Ended October 31, 2001 . . .  $       10.00           0.59            -          0.59
Year Ended October 31, 2002 . . .  $       10.00           0.47            -          0.47
Year Ended October 31, 2003 . . .  $       10.00           0.34            -          0.34

IRA CLASS SHARES
Period Ended October 31, 1999 (e)  $       10.00           0.35            -          0.35
Year Ended October 31, 2000 . . .  $       10.00           0.53         0.01          0.54
Year Ended October 31, 2001 . . .  $       10.00           0.55            -          0.55
Year Ended October 31, 2002 . . .  $       10.00           0.43            -          0.43
Year Ended October 31, 2003 . . .  $       10.00           0.29         0.01          0.30

SERVICE CLASS SHARES
Period Ended October 31, 1999 (e)  $       10.00           0.35            -          0.35
Year Ended October 31, 2000 . . .  $       10.00           0.53         0.01          0.54
Year Ended October 31, 2001 . . .  $       10.00           0.55            -          0.55
Year Ended October 31, 2002 . . .  $       10.00           0.44            -          0.44
Year Ended October 31, 2003 . . .  $       10.00           0.30            -          0.30





                                            DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
                                                                                                 NET
                                       NET         NET                                      ASSET VALUE,
                                   INVESTMENT   REALIZED       TOTAL           REVERSE         END OF        TOTAL
                                     INCOME       GAINS    DISTRIBUTIONS   STOCK SPLIT (A)     PERIOD       RETURN
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2003 (d)       (0.08)         -           (0.08)                -  $       10.00  0.76% (f)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 1999 (e)       (0.38)         -           (0.38)                -  $       10.00  3.91% (f)
Year Ended October 31, 2000 . . .       (0.58)         -           (0.58)                -  $       10.00      5.93%
Year Ended October 31, 2001 . . .       (0.59)         -           (0.59)                -  $       10.00      6.06%
Year Ended October 31, 2002 . . .       (0.47)     (0.04)          (0.51)             0.04  $       10.00      4.84%
Year Ended October 31, 2003 . . .       (0.34)         -           (0.34)                -  $       10.00      3.41%

IRA CLASS SHARES
Period Ended October 31, 1999 (e)       (0.35)         -           (0.35)                -  $       10.00  3.60% (f)
Year Ended October 31, 2000 . . .       (0.54)         -           (0.54)                -  $       10.00      5.51%
Year Ended October 31, 2001 . . .       (0.55)         -           (0.55)                -  $       10.00      5.64%
Year Ended October 31, 2002 . . .       (0.43)     (0.04)          (0.47)             0.04  $       10.00      4.41%
Year Ended October 31, 2003 . . .       (0.30)         -           (0.30)                -  $       10.00      2.99%

SERVICE CLASS SHARES
Period Ended October 31, 1999 (e)       (0.35)         -           (0.35)                -  $       10.00  3.60% (f)
Year Ended October 31, 2000 . . .       (0.54)         -           (0.54)                -  $       10.00      5.52%
Year Ended October 31, 2001 . . .       (0.55)         -           (0.55)                -  $       10.00      5.64%
Year Ended October 31, 2002 . . .       (0.44)     (0.04)          (0.48)             0.04  $       10.00      4.44%
Year Ended October 31, 2003 . . .       (0.30)         -           (0.30)                -  $       10.00      3.05%




                                                  RATIOS  /  SUPPLEMENTAL  DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                               RATIO OF NET
                                                              RATIO OF NET      RATIO OF        INVESTMENT
                                                  RATIO OF     INVESTMENT        EXPENSES          INCOME
                                    NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                    AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                      PERIOD         NET           NET         TO AVERAGE        TO AVERAGE        PORTFOLIO
                                      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2003 (d)  $         42    0.95% (g)      2.68% (g)        1.05% (g)          2.58% (g)         16.61%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 1999 (e)  $      5,130    0.55% (g)      5.17% (g)        4.18% (g)          1.54% (g)          8.20%
Year Ended October 31, 2000 . . .  $      8,973        0.55%          5.85%            1.47%              4.93%         28.30%
Year Ended October 31, 2001 . . .  $     15,531        0.55%          5.83%            0.83%              5.55%         59.67%
Year Ended October 31, 2002 . . .  $     19,239        0.57%          4.73%            0.71%              4.69%         37.37%
Year Ended October 31, 2003 . . .  $     47,491        0.60%          3.40%            0.70%              3.30%         16.61%

IRA CLASS SHARES
Period Ended October 31, 1999 (e)  $      1,829    0.95% (g)      4.77% (g)        4.65% (g)          1.07% (g)          8.20%
Year Ended October 31, 2000 . . .  $      1,867        0.95%          5.38%            1.81%              4.52%         28.30%
Year Ended October 31, 2001 . . .  $      2,073        0.95%          5.46%            1.19%              5.22%         59.67%
Year Ended October 31, 2002 . . .  $     38,001        1.01%          4.00%            1.11%              4.00%         37.37%
Year Ended October 31, 2003 . . .  $    413,934        1.01%          2.90%            1.11%              2.80%         16.61%

SERVICE CLASS SHARES
Period Ended October 31, 1999 (e)  $      1,051    0.95% (g)      4.74% (g)        6.10% (g)         (0.41%)(g)          8.20%
Year Ended October 31, 2000 . . .  $      8,820        0.95%          5.51%            1.80%              4.66%         28.30%
Year Ended October 31, 2001 . . .  $     24,871        0.95%          5.45%            1.23%              5.17%         59.67%
Year Ended October 31, 2002 . . .  $     84,679        0.96%          4.23%            1.08%              4.21%         37.37%
Year Ended October 31, 2003 . . .  $    196,569        0.95%          3.06%            1.05%              2.96%         16.61%


(a) Per share numbers prior to December 31, 2001 have been adjusted to reflect a 1.003633 for 1 reverse stock split.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from July 16, 2003 (commencement of operations) through October 31, 2003.
(e) For the period from February 1, 1999 (commencement of operations) through October 31, 1999.
(f)  Not  annualized.
(g)  Annualized.

19

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INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Fund:

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

FOR  24-HOUR  ACCESS:
1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:
Securities  and  Exchange  Commission
 Public Reference Section
Washington, D.C. 20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:
811-08495


GG-0014  3/04